Financial assets at amortized cost	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets [Abstract]
Financial assets at amortized cost
17.	Financial assets at amortized cost

Non-current financial assets at amortized cost primarily relate to deposits for properties.

Current financial assets at amortized cost, other than trade receivables as disclosed in note 17, include fixed interest £nil six-month term deposits (2020: £10,000k).

	December 31,
	2021	2020
	£000s	£000s
Current financial assets at amortized cost – term deposit	-	10,000
Non-current financial assets at amortized cost	301	303
Total financial assets at amortized cost	301	10,303